CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Q1) UNAUDITED - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 336	$ 5,805,623	$ (5,793,353)	$ 12,606
Balance (in shares) at Dec. 31, 2017	33,590
Increase (Decrease) in Statements of Equity [Roll Forward]
Net loss	$ 0	0	(20,292,903)	(20,292,903)
Balance at Dec. 31, 2018	$ 5,486	56,260,806	(45,948,248)	$ 10,318,044
Balance (in shares) at Dec. 31, 2018	548,590			548,590
Increase (Decrease) in Statements of Equity [Roll Forward]
Net loss	$ 0	0	(1,040,642)	$ (1,040,642)
Balance at Mar. 31, 2019	$ 5,486	56,260,806	(46,988,890)	9,277,402
Balance (in shares) at Mar. 31, 2019	548,590
Balance at Dec. 31, 2018	$ 5,486	56,260,806	(45,948,248)	$ 10,318,044
Balance (in shares) at Dec. 31, 2018	548,590			548,590
Increase (Decrease) in Statements of Equity [Roll Forward]
Net loss	$ 0	0	(1,906,592)	$ (1,906,592)
Balance at Dec. 31, 2019	$ 6,001	53,886,180	(47,854,840)	$ 6,037,341
Balance (in shares) at Dec. 31, 2019	600,090			600,090
Increase (Decrease) in Statements of Equity [Roll Forward]
Net loss	$ 0	0	(282,454)	$ (282,454)
Balance at Mar. 31, 2020	$ 6,001	$ 53,886,180	$ (48,137,294)	$ 5,754,887
Balance (in shares) at Mar. 31, 2020	600,090			600,090